Nature of Organization and Summary of Significant Accounting Policies - Schedule of Finite Lived Intangible Assets Estimated Useful Life (Details) (10-K)	12 Months Ended
Dec. 31, 2020
Customer List [Member]
Finite lived intangible assets estimated useful life	5 years
Mobile App [Member]
Finite lived intangible assets estimated useful life	3 years
Non-Compete [Member]
Finite lived intangible assets estimated useful life	2 years
Trade Name [Member]
Finite lived intangible assets estimated useful life	5 years